As filed with the United States Securities and Exchange Commission on December 20, 2017

1933 Act File No. 033-19862

1940 Act File No. 811-05460

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 67	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 71	☒

AIM TREASURER’S SERIES TRUST (INVESCO TREASURER’S SERIES TRUST)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copies to:

Peter Davidson, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, Texas 77046	Matthew R. DiClemente, Esquire Stradley Ronon Stevens & Young 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date), pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date), pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 20th day of December, 2017.

Registrant:	AIM TREASURER’S SERIES TRUST
(INVESCO TREASURER’S SERIES TRUST)

	By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	December 20, 2017
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	December 20, 2017
(David C. Arch)

/s/ James T. Bunch*	Trustee	December 20, 2017
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	December 20, 2017
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	December 20, 2017
(Jack M. Fields)

/s/ Martin L. Flanagan*	Trustee	December 20, 2017
(Martin L. Flanagan)

/s/ Cynthia Hostetler**	Trustee	December 20, 2017
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	December 20, 2017
(Eli Jones)

/s/ Prema Mathai-Davis*	Trustee	December 20, 2017
(Prema Mathai-Davis)

/s/ Teresa M. Ressel**	Trustee	December 20, 2017
(Teresa M. Ressel)

SIGNATURES	TITLE	DATE

/s/ Larry Soll*	Trustee	December 20, 2017
(Larry Soll)

/s/ Ann Barnett Stern**	Trustee	December 20, 2017
(Ann Barnett Stern)

/s/ Raymond Stickel, Jr.*	Trustee	December 20, 2017
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	December 20, 2017
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	December 20, 2017
(Robert C. Troccoli)

/s/ Christopher L. Wilson**	Trustee	December 20, 2017
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	December 20, 2017
(Kelli Gallegos)

*By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated May 4, 2016, filed in Registrant’s Post-Effective Amendment No. 58 on July 1, 2016.
**	Sheri Morris, pursuant to powers of attorney dated March 28, 2017, filed in Registrant’s Post-Effective Amendment No. 66 on December 13, 2017.

Exhibit Index

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def